UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012
                                               ----------

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Siguler Guff Advisers, LLC
           ----------------------------
Address:   825 Third Avenue, 10th Floor
           ----------------------------
           New York, NY 10022
           ----------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Terri Liftin
         ------------------
Title:   Managing Director
         ------------------
Phone:   (212) 634-5968
         ------------------

Signature, Place, and Date of Signing:

     /s/ Terri Liftin          New York, New York     February 14, 2013
     ------------------        ------------------     -----------------
        [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                0
                                             -----------

Form 13F Information Table Entry Total:           6
                                             -----------

Form 13F Information Table Value Total:        118,619
                                             -----------
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                                                       FORM 13F INFORMATION TABLE

                                 TITLE OF                VALUE   SHRS OR  SH/  PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                    CLASS        CUSIP   (X$1000)  PRN AMT  PRN  CALL DISCRETION  MANAGER     SOLE     SHARED     NONE
--------------                    -----        -----   --------  -------  ---  ---------------  -------     ----     ------     ----

UNITED CMNTY BKS BLAIRSVLE G  COM            90984P303  75,748  8,024,151  SH          SOLE              8,024,151
SUN BANCORP INC               COM            86663B102  29,950  8,460,421  SH          SOLE              8,460,421
PATRIOT NATL BANCORP INC      COM            70336F104   8,333  6,666,667  SH          SOLE              6,666,667
SIMCERE PHARMACEUTICAL GROUP  SPONSORED ADR  82859P104   2,757    342,936  SH          SOLE                342,936
DAQO NEW ENERGY CORP          SPONSORED ADR  23703Q104   1,638    205,777  SH          SOLE                205,777
PENDRELL CORP                 COM            70686R104     193    151,956  SH          SOLE                151,956

REPORT SUMMARY     6 DATA RECORDS          118,619     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED